Cover	Jun. 04, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K ("Amendment No. 1") is being filed to amend the Current Report on Form 8-K filed by Cara Therapeutics, Inc. (the "Company") with the Securities and Exchange Commission on June 5, 2020 (the "Original 8-K"). Amendment No. 1 updates "Item 5.07 Submission of Matters to a Vote of Security Holders" in the Original 8-K to disclose the decision of the Company's Board of Directors (the "Board") on the frequency of holding a non-binding, advisory vote on executive compensation. No other changes have been made to the Original 8-K.
Document Period End Date	Jun. 04, 2020
Entity File Number	001-36279
Entity Registrant Name	CARA THERAPEUTICS, INC.
Entity Central Index Key	0001346830
Entity Tax Identification Number	75-3175693
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4 Stamford Plaza
Entity Address, Address Line Two	107 Elm Street
Entity Address, Address Line Three	9th Floor
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	203
Local Phone Number	406-3700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	CARA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false